CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss)/income	¥ 144,560	$ 20,765	¥ 142,436	¥ (53,600)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(1,542)	(221)	2,419	(10,424)
Other comprehensive (loss)/income	(1,542)	(221)	2,419	(10,424)
Comprehensive (loss)/income	143,018	20,544	144,855	(64,024)
Add: comprehensive loss attributable to non-controlling interests	3,540	508	522	5,626
Comprehensive (loss)/income attributable to RISE Education Cayman Ltd	¥ 146,558	$ 21,052	¥ 145,377	¥ (58,398)